Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Computers [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	5 years
Vehicles [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	5 years
Machinery and equipment [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	10 years
Machinery and equipment [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	20 years
Furniture and office equipment [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	10 years
Furniture and office equipment [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	12 years
Other transportation equipment [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	5 years
Other transportation equipment [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	20 years
Surveillance team armament [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	10 years
Other property, plant and equipment [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	10 years
Other property, plant and equipment [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	20 years
Installations [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	40 years
Installations [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	50 years
Buildings [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	40 years
Buildings [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	50 years
Improvements to third-party properties [Member]
Material Accounting Policies (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment and relevant useful lives	40 years